Fair Value of Financial Instruments - Rollforward of Financial Instruments Significant Unobcervable Inputs (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		$ 288.2	$ 78.4	$ 114.0	$ 78.4
Asset, purchases		147.5	32.3	24.0	111.5
Asset, sales		0.0	0.0	(0.2)	0.0
Asset, transfers, net		85.4	28.7	(43.5)	86.0
Other period increase (decrease)		(24.1)	(3.9)	(12.5)	(24.2)
Gain (loss) included in earnings		(39.2)	2.9	(0.9)	26.0
Gain (loss) included in other comprehensive income (loss)		(13.8)	3.7	(1.5)	12.6
Net realized gain (loss)		24.8	(2.8)	(1.0)	(2.1)
Ending balance at recurring basis, asset value	$ 114.0	468.8	139.3	78.4	288.2
Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	191.0			114.0
Asset, purchases	18.5
Asset, sales	0.0
Asset, transfers, net	(94.7)
Other period increase (decrease)	(1.1)
Gain (loss) included in earnings	(0.6)
Gain (loss) included in other comprehensive income (loss)	0.1
Net realized gain (loss)	0.8
Ending balance at recurring basis, asset value	114.0
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		242.4	65.5	104.6	65.5
Asset, purchases		127.0	21.6	13.0	87.9
Asset, sales		0.0	0.0	0.0	0.0
Asset, transfers, net		85.4	28.7	(43.5)	85.9
Other period increase (decrease)		(2.0)	(0.8)	(8.1)	(9.1)
Gain (loss) included in earnings		0.0	0.0	0.0	0.0
Gain (loss) included in other comprehensive income (loss)		(13.8)	3.6	(1.2)	12.3
Net realized gain (loss)		0.0	0.0	0.7	(0.1)
Ending balance at recurring basis, asset value	104.6	439.0	118.6	65.5	242.4
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Asset transfers into level 3		85.4	28.7	11.0	86.0
Transfers out of level 3		0.0	0.0	54.5	0.0
Fixed maturities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	181.1			104.6
Asset, purchases	18.1
Asset, sales	0.0
Asset, transfers, net	(94.7)
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	0.1
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	104.6
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Asset transfers into level 3	0.0
Transfers out of level 3	94.7
Marketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		6.3	5.9	6.1	5.9
Asset, purchases		0.0	0.0	0.0	0.0
Asset, sales		0.0	0.0	(0.2)	0.0
Asset, transfers, net		0.0	0.0	0.0	0.1
Other period increase (decrease)		0.0	0.0	0.3	0.0
Gain (loss) included in earnings		(0.1)	0.0	0.0	0.0
Gain (loss) included in other comprehensive income (loss)		0.0	0.1	(0.3)	0.3
Net realized gain (loss)		0.0	0.0	0.0	0.0
Ending balance at recurring basis, asset value	6.1	6.2	6.0	5.9	6.3
Marketable equity securities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	5.9			5.9
Asset, purchases	0.0
Asset, sales	0.0
Asset, transfers, net	0.0
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	0.0
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	5.9
Trading Securities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	0.2			0.2
Asset, purchases	0.0
Asset, sales	0.0
Asset, transfers, net	0.0
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	0.0
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	0.2
Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)		39.5	7.0	3.3	7.0
Derivative asset (liability), issues		20.5	10.7	11.0	23.6
Derivative asset (liability), settlements		0.0	0.0	0.0	0.0
Derivative asset (liability), transfers, net		0.0	0.0	0.0	0.0
Derivative asset (liability), other period increase (decrease)		(22.1)	(3.1)	(4.7)	(15.1)
Derivative asset (liability), gain (loss) included in earnings		(39.1)	2.9	(0.9)	26.0
Derivative asset (liability), gain (loss) included in OCI		0.0	0.0	0.0	0.0
Derivative asset (liability), net realized gain (loss)		24.8	(2.8)	(1.7)	(2.0)
Ending Balance of net derivative asset (liability)	3.3	23.6	14.7	7.0	39.5
Derivatives | Predecessor Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	3.8			3.3
Derivative asset (liability), issues	0.4
Derivative asset (liability), settlements	0.0
Derivative asset (liability), transfers, net	0.0
Derivative asset (liability), other period increase (decrease)	(1.1)
Derivative asset (liability), gain (loss) included in earnings	(0.6)
Derivative asset (liability), gain (loss) included in OCI	0.0
Derivative asset (liability), net realized gain (loss)	0.8
Ending Balance of net derivative asset (liability)	3.3
Corporate Debt Securities | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		200.8	57.0	50.0	57.0
Asset, purchases		50.8	21.6	13.0	87.9
Asset, sales		0.0	0.0	0.0	0.0
Asset, transfers, net		85.4	0.0	2.6	57.2
Other period increase (decrease)		(2.3)	(1.0)	(8.4)	(9.0)
Gain (loss) included in earnings		0.0	0.0	0.0	0.0
Gain (loss) included in other comprehensive income (loss)		(11.7)	2.5	(0.9)	7.8
Net realized gain (loss)		0.0	0.0	0.7	(0.1)
Ending balance at recurring basis, asset value	50.0	323.0	80.1	57.0	200.8
Corporate Debt Securities | Fixed maturities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	47.8			50.0
Asset, purchases	8.1
Asset, sales	0.0
Asset, transfers, net	(5.1)
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	(0.8)
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	50.0
Commercial Mortgage Backed Securities | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		0.1	0.9	1.2	0.9
Asset, purchases		26.9	0.0	0.0	0.0
Asset, sales		0.0	0.0	0.0	0.0
Asset, transfers, net		0.0	0.0	0.0	0.0
Other period increase (decrease)		(0.1)	(0.2)	(0.3)	(0.8)
Gain (loss) included in earnings		0.0	0.0	0.0	0.0
Gain (loss) included in other comprehensive income (loss)		0.0	0.0	0.0	0.0
Net realized gain (loss)		0.0	0.0	0.0	0.0
Ending balance at recurring basis, asset value	1.2	26.9	0.7	0.9	0.1
Commercial Mortgage Backed Securities | Fixed maturities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	1.2			1.2
Asset, purchases	0.0
Asset, sales	0.0
Asset, transfers, net	0.0
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	0.0
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	1.2
Collateralized Loan Obligations | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		0.0	0.0	10.0	0.0
Asset, purchases		49.3		0.0
Asset, sales		0.0		0.0
Asset, transfers, net		0.0		(10.0)
Other period increase (decrease)		0.0		0.0
Gain (loss) included in earnings		0.0		0.0
Gain (loss) included in other comprehensive income (loss)		0.0		0.0
Net realized gain (loss)		0.0		0.0
Ending balance at recurring basis, asset value	10.0	49.3		0.0	0.0
Collateralized Loan Obligations | Fixed maturities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	89.6			10.0
Asset, purchases	10.0
Asset, sales	0.0
Asset, transfers, net	(89.6)
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	0.0
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	10.0
Other Debt Obligations | Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value		41.5	7.6	43.4	7.6
Asset, purchases		0.0	0.0	0.0	0.0
Asset, sales		0.0	0.0	0.0	0.0
Asset, transfers, net		0.0	28.7	(36.1)	28.7
Other period increase (decrease)		0.4	0.4	0.6	0.7
Gain (loss) included in earnings		0.0	0.0	0.0	0.0
Gain (loss) included in other comprehensive income (loss)		(2.1)	1.1	(0.3)	4.5
Net realized gain (loss)		0.0	0.0	0.0	0.0
Ending balance at recurring basis, asset value	43.4	39.8	37.8	7.6	41.5
Other Debt Obligations | Fixed maturities | Predecessor Company
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at recurring basis, asset value	42.5			43.4
Asset, purchases	0.0
Asset, sales	0.0
Asset, transfers, net	0.0
Other period increase (decrease)	0.0
Gain (loss) included in earnings	0.0
Gain (loss) included in other comprehensive income (loss)	0.9
Net realized gain (loss)	0.0
Ending balance at recurring basis, asset value	43.4
Index options | Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)		39.5	7.0	3.3	7.0
Derivative asset (liability), issues		20.5	10.0	9.9	22.7
Derivative asset (liability), settlements		0.0	0.0	0.0	0.0
Derivative asset (liability), transfers, net		0.0	0.0	0.0	0.0
Derivative asset (liability), other period increase (decrease)		(22.1)	(2.8)	(4.7)	(14.5)
Derivative asset (liability), gain (loss) included in earnings		(39.1)	3.0	(0.9)	26.0
Derivative asset (liability), gain (loss) included in OCI		0.0	0.0	0.0	0.0
Derivative asset (liability), net realized gain (loss)		24.8	(2.6)	(0.6)	(1.7)
Ending Balance of net derivative asset (liability)	3.3	23.6	14.6	7.0	39.5
Index options | Derivatives | Predecessor Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	3.7			3.3
Derivative asset (liability), issues	0.4
Derivative asset (liability), settlements	0.0
Derivative asset (liability), transfers, net	0.0
Derivative asset (liability), other period increase (decrease)	0.0
Derivative asset (liability), gain (loss) included in earnings	(0.7)
Derivative asset (liability), gain (loss) included in OCI	0.0
Derivative asset (liability), net realized gain (loss)	(0.1)
Ending Balance of net derivative asset (liability)	3.3
Other derivatives | Derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)		0.0	0.0	0.0	0.0
Derivative asset (liability), issues		0.0	0.7	1.1	0.9
Derivative asset (liability), settlements		0.0	0.0	0.0	0.0
Derivative asset (liability), transfers, net		0.0	0.0	0.0	0.0
Derivative asset (liability), other period increase (decrease)		0.0	(0.3)	0.0	(0.6)
Derivative asset (liability), gain (loss) included in earnings		0.0	(0.1)	0.0	0.0
Derivative asset (liability), gain (loss) included in OCI		0.0	0.0	0.0	0.0
Derivative asset (liability), net realized gain (loss)		0.0	(0.2)	(1.1)	(0.3)
Ending Balance of net derivative asset (liability)	0.0	0.0	0.1	0.0	0.0
Other derivatives | Derivatives | Predecessor Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	0.1			0.0
Derivative asset (liability), issues	0.0
Derivative asset (liability), settlements	0.0
Derivative asset (liability), transfers, net	0.0
Derivative asset (liability), other period increase (decrease)	(1.1)
Derivative asset (liability), gain (loss) included in earnings	0.1
Derivative asset (liability), gain (loss) included in OCI	0.0
Derivative asset (liability), net realized gain (loss)	0.9
Ending Balance of net derivative asset (liability)	0.0
Embedded derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)		(797.5)	(532.4)	(334.9)	(532.4)
Derivative asset (liability), issues		(81.2)	(102.6)	(119.2)	(162.6)
Derivative asset (liability), settlements		(6.3)	(4.0)	(6.2)	(8.0)
Derivative asset (liability), transfers, net		0.0	0.0	0.0	0.0
Derivative asset (liability), other period increase (decrease)		0.0	0.0	0.0	8.1
Derivative asset (liability), gain (loss) included in earnings		14.6	(65.1)	(84.5)	(118.6)
Derivative asset (liability), gain (loss) included in OCI		0.0	0.0	0.0	0.0
Derivative asset (liability), net realized gain (loss)		0.0	0.0	0.0	0.0
Ending Balance of net derivative asset (liability)	(334.9)	$ (857.8)	$ (696.1)	(532.4)	$ (797.5)
Embedded derivatives | Predecessor Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance of net derivative asset (liability)	(385.7)			$ (371.5)
Derivative asset (liability), issues	(16.2)
Derivative asset (liability), settlements	(1.0)
Derivative asset (liability), transfers, net	0.0
Derivative asset (liability), other period increase (decrease)	0.0
Derivative asset (liability), gain (loss) included in earnings	29.4
Derivative asset (liability), gain (loss) included in OCI	0.0
Derivative asset (liability), net realized gain (loss)	0.0
Ending Balance of net derivative asset (liability)	$ (371.5)